Stock Options (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Stock options 2003 Plan	Dec. 31, 2012 Stock options 2003 Plan
Stock options activity
Outstanding at the beginning of the period (in shares)			1,448,200
Exercised (in shares)	(317,600)	(468,000)	(478,800)
Forfeited (in shares)			(65,000)
Outstanding at the end of the period (in shares)			904,400
Vested and expected to vest at the end of the period (in shares)			841,520
Exercisable at the end of the period (in shares)			520,900
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)			$ 2.02
Exercised (in dollars per share)	$ 1.60	$ 1.60	$ 1.79
Forfeited (in dollars per share)			$ 2.15
Outstanding at the end of the period (in dollars per share)			$ 2.14
Vested and expected to vest at the end of the period (in dollars per share)			$ 2.12
Exercisable at the end of the period (in dollars per share)			$ 1.96
Aggregate Intrinsic Value
Outstanding at the end of the period			$ 3,603,712	$ 1,617,138
Vested and expected to vest at the end of the period (in dollars)			3,367,912
Exercisable at the end of the period			$ 2,165,587